Revenue from collaboration agreements - Additional Information (Detail) $ in Millions					12 Months Ended
	Jun. 01, 2022 EUR (€)	Jun. 01, 2022 USD ($)	Jan. 26, 2022 EUR (€)	Jan. 26, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 01, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Jan. 26, 2022 USD ($)
Disclosure Of Revenue From Contract With Customers [Line Items]
Milestone payment receivable			€ 770,000,000
Contract Liabilities					€ 140,716,000		€ 98,627,000					€ 42,000,000
Capitalized costs of contract net of amortization					500,000		900,000
Amortization of contract costs capitalized					400,000		300,000	€ 300,000
Potential milestone payment payable					1,900,000				$ 2.0
Receipt of upfront of payment					172,831,000		34,763,000	31,253,000
Milestone regulatory and royaly payment receivable	€ 700,000,000
IMTXB M S Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Upfront payment received	18,700,000	$ 20.0
Immatics Biotechnologies GmbH [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Transaction price allocation to performance obligation			133,000,000											$ 150.0
Amgen Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Upfront payment received					28,000,000	$ 30.0
Contract with customers liability revenue recognized							10,200,000	4,900,000
Contract Liabilities					0		0
Contract liabilities recognizedContract liabilities recognized							10,200,000
Genmab Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Upfront payment received					54,000,000	46.0
Contract with customers liability revenue recognized					9,600,000		6,900,000	11,200,000
Contract Liabilities					12,100,000		19,900,000
Genmab Collaboration Agreement [Member] | Milestone Payment For Licensed Product [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Milestone payment receivable | $									$ 550.0
BMS Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Upfront payment received					75,000,000	$ 68.0
Contract with customers liability revenue recognized					23,000,000		13,100,000	11,500,000
Contract Liabilities					37,600,000		41,900,000
GSK Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Upfront payment received					45,000,000
Contract with customers liability revenue recognized					37,100,000		4,500,000	€ 3,700,000
Contract Liabilities					0		36,800,000
GSK Collaboration Agreement [Member] | Thereafter [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Contract Liabilities					36,800,000
Bms Agreement [Member] | Immatics Biotechnologies GmbH [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Receipt of upfront of payment			€ 133,000,000	$ 150.0
Allocation of upfront payment towards clinical trial services and license grant												133,000,000	$ 150.0
Allocation of upfront payment towards clinical trial services												42,000,000
Allocation of upfront payment towards license grant												€ 91,000,000
Bms Agreement [Member] | Immatics Biotechnologies GmbH [Member] | Ima401 License Grant [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Revenue from contracts with customers					6,900,000
Bms Agreement [Member] | Immatics Biotechnologies GmbH [Member] | Ima401 Clinical Trial Services [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Contract Liabilities					34,800,000		0
Revenue from contracts with customers					91,000,000
License Development and Commercialization Agreement [member] | Immatics US Inc [Member] | Bristol Myer Squib Company [member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Upfront payment received	60,000,000
Contract Liabilities					56,200,000		€ 0
Transaction price allocation to performance obligation	60,700,000
Additional payment related to performance obligations received	5,000,000
Performance obligations cumulative upfront payments received	60,700,000									€ 60,700,000	$ 65.0
Contract transaction price	€ 66,100,000										$ 70.8
Revenue recognized during the period performance obligation					€ 4,900,000